Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
CIK	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 22, 2022
Effective Date	dei_DocumentEffectiveDate	Jun. 22, 2022
Prospectus Date	rr_ProspectusDate	Jun. 22, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
The Hartford MidCap Value Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVUX
The Hartford MidCap Value Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVFX